Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2022 USD ($) $ / shares shares
Preferred Stock, Shares Authorized (in shares)	10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.001
Preferred Stock, Shares Authorized (in shares)	10,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.001
Common Stock, Shares Authorized (in shares)	65,000,000
Common Stock, Shares, Issued (in shares)	21,653,326
Common Stock, Shares, Outstanding (in shares)	21,653,326
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	2,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.001
Preferred Stock, Shares Authorized (in shares)	2,000,000
Preferred Stock, Shares Issued (in shares)	0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	0
Secured Senior Secured Convertible Note [Member]
Debt Instrument, Unamortized Discount, Noncurrent | $	$ 120,231
Senior Secured Note Purchase Agreement [Member]
Debt Instrument, Unamortized Discount, Noncurrent | $	$ 120,231